Schedule of Other Non-current Assets (Details)	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Investments, All Other Investments [Abstract]
Rental deposits	$ 71,275	$ 554,728	$ 924,564
Other deposits			202,586
Total other non-current assets	$ 71,275	$ 554,728	$ 1,127,150